SHARE CAPITAL (Details Narrative) - CAD ($)		6 Months Ended			12 Months Ended
	Mar. 22, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of stock units issued for regulation financing					6,488,669
Stock units issued during period value regulation financing					$ 18,815,485
Share capital issuance, description					Each unit is comprised of one common share and one share purchase warrant. These warrants had a fair value of $0.57 USD allocated to them, have an exercise price of $3.55 USD per warrant, each convert to one common share, and have a life of two years
Warrant derivative liability					$ 8,261,511
Number of stock issued for private placement					5,095,966
Value of stock issued for private placement					$ 25,538,213
Number of share options granted in share-based payment arrangement					247,826
Weighted average exercise price of share options granted in share-based payment arrangement					$ 10.12
Adjustments for share-based payments		$ 873,503	$ 1,881,763
Weighted average remaining contractual life of outstanding share options		8 months 15 days			1 year 2 months 12 days
Warrants issued	1,200,000
Warrants held in escrow	900,000
Stock Options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share-based payments		$ 186,756	$ 769,776
Restricted Stock Units [member]
IfrsStatementLineItems [Line Items]
Number of accelerated vesting shares		11,666			323,661
Number of shares vested		1,630,000			124,999
Number of shares granted post consolidation					348,826
Expense from share-based payment transactions with employees		$ 686,746		$ 1,111,986
Employee [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement					30,000
Weighted average exercise price of share options granted in share-based payment arrangement					$ 13.20
Contractual life of exercisable share options					10 years
Consultant [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement					10,000
Weighted average exercise price of share options granted in share-based payment arrangement					$ 13.90
Contractual life of exercisable share options					5 years
Employees and Consultant [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement					182,000
Weighted average exercise price of share options granted in share-based payment arrangement					$ 10.15
Contractual life of exercisable share options					10 years
Employee One [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement					25,826
Weighted average exercise price of share options granted in share-based payment arrangement					$ 4.84
Contractual life of exercisable share options					5 years
Vital Intelligence Inc [member]
IfrsStatementLineItems [Line Items]
Share capital issuance, description					Each unit is comprised of one common share and one warrant. These warrants have an exercise price of $13.35 per warrant, each convert to one common share, and have a life of two years
Number of stock units issued for acquisition					1,200,000
Common Stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants		16,538			1,580,525
Value of stock issued for exercise of warrants		$ 74,227			$ 3,951,312
Number of stock issued for exercise of options		12,500			392,999
Value of stock issued for exercise of options		$ 26,875			$ 987,248
Number of stock issued for restricted share units		11,666			150,000
Number of shares issued					15,000
Common Stock 2 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants					359,009
Value of stock issued for exercise of warrants					$ 978,478
Number of stock issued for exercise of options					12,500
Value of stock issued for exercise of options					$ 26,875
Number of stock issued for restricted share units					298,660
Number of shares issued					356,901